Equity - Equity-Based Incentive Compensation - Service Awards Vesting Schedule (Details) - Service awards - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity-Based Incentive Compensation
Units vested and issued (in units)	2,260,011	2,350,082	844,626
Unvested restricted units at the beginning of the period (in units)	2,708,500	2,297,132	2,260,400
2019
Equity-Based Incentive Compensation
Units vested and issued (in units)	935,975
2020
Equity-Based Incentive Compensation
Units vested and issued (in units)	969,475
2021
Equity-Based Incentive Compensation
Units vested and issued (in units)	373,425